Accrued Pension and Severance Costs (Schedule of Information about Retirement and Severance Plans) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Service cost	¥ 1,735	¥ 1,487	¥ 1,355
Interest cost	565	689	748
Expected return on plan assets	(464)	(299)	(405)
Amortization of unrecognized, Net actuarial (gain) or loss	919	790	511
Amortization of unrecognized, Prior service (benefit) cost	(168)	(168)	(172)
Other			(18)
Net periodic benefit cost	2,587	2,499	2,019
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Service cost	377	345	227
Interest cost	448	348	242
Expected return on plan assets	(331)	(267)	(237)
Amortization of unrecognized, Net actuarial (gain) or loss	345	241
Net periodic benefit cost	¥ 839	¥ 667	¥ 232